Airport Concessions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about service concession arrangements [abstract]
Summary of Values of Airport Concessions and Rights to Use Airport Facilities

The table below shows the values of airport concessions and rights to use airport facilities as of December 31, 2021, 2022 and 2023:

Acquisition cost	Ps.	15,938,359
assigned to:
Rights to use airport facilities (Note 10):
Runways, aprons, platforms	Ps.	519,057
Buildings		577,270
Other facilities		91,241
Land		930,140
		2,117,708
Airport concessions		13,820,651
	Ps.	15,938,359

Summary of Value of Concessions

The value of the concessions as of December 31, 2021, 2022 and 2023 is as follows:

	December 31, 2021		December 31, 2022		December 31, 2023
Mexican airport concessions	Ps.	13,820,651	Ps.	13,820,651	Ps.	13,820,651
Concession airport MBJA (fair value on date of acquisition in USD$176,086,000) (1)		3,624,466		3,409,289		2,974,709
Concession airport NMIA (upfront fees on date of acquisition in USD$7,146,500)		147,100		138,367		120,729
Less - accumulated amortization (2)		(7,263,696)		(7,699,609)		(8,137,101)
	Ps.	10,328,521	Ps.	9,668,698	Ps.	8,778,988

(1)
The other airport concession includes translation effect for an amount of Ps.799,486, Ps.721,260 and Ps.269,042 as of December 31, 2021, 2022 and 2023, respectively.
(2)
Amortization includes translation effect for an amount of Ps.(48,519), Ps.(48,701) and Ps.(21,141) as of December 31, 2021, 2022 and 2023, respectively.